SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE I — SUBSEQUENT EVENTS
On July 14, 2014, the Company was awarded a Phase II SBIR contract by the U.S. Missile Defense Agency (“MDA”) for avoidance of counterfeit parts by expanding the scope and scale of its existing SigNature DNA® technology platform established in its Phase I SBIR contract for Federal Supply Class 5962 electronic components, and by developing an optical reader. The contract provides for monthly payments to the Company totaling approximately $975,000 over a two-year period.
On August 28, 2014, the Company held its Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the Company’s Certificate of Incorporation (the “COI”) to effect a reverse stock split of the Common Stock at a ratio of between one-for-forty and one-for-sixty with such ratio to be determined at the sole discretion of the Board of Directors of the Company and with such reverse stock split to be effected at such time and date, if at all, as determined by the Board of Directors of the Company in its sole discretion. On October 14, 2014 the Board of Directors of the Company approved the Reverse Split at a ratio of one-for-sixty. The Board of Directors also approved to reduce the authorized Common Stock from 1,350,000,000 to 500,000,000. The par value for the Common Stock will not be affected. The Company filed the amendment to its COI providing for the decrease in the Company’s authorized shares and to effect the one-for-sixty reverse stock split effective as of October 29, 2014. The Company also received approval from FINRA for the one-for-sixty reverse stock split. Any fractional shares resulting from the reverse stock split will be rounded up to the nearest whole share. All references in the accompanying condensed consolidated financial statements and notes thereto have been retroactively restated to reflect this one-for-sixty reverse stock split, including adjustments made to the stockholders' equity for common stock and additional paid-in capital.

NOTE M — SUBSEQUENT EVENTS
In accordance with FASB ASC 855, “Subsequent Events,” the Company has evaluated subsequent events through the date of filing.
On October 14, 2013, Karol Gray commenced employment with the Company as the Chief Financial Officer. Pursuant to an offer letter, Ms. Gray will be an at-will employee and will be paid an annual starting salary of $336,000. In addition, after six months employment, she will be granted a five year option pursuant to the Company’s 2005 Incentive Stock Plan to purchase up to 33,333 shares of the Company’s Common Stock at the fair market value on the date of grant, vesting in four equal annual increments beginning on the first anniversary of the date of grant.
On December 16, 2013, Crede effected the cashless exercise of 178,523 Series A Warrants and 116,667 Series B Warrants, and the Company thereupon issued to Crede an aggregate of 313,718 shares of its Common Stock.
On December 20, 2013, 41,667 shares of the Company’s Common Stock was issued in connection with a settlement resulting from the termination of a consulting agreement. The fair value of the Common Stock was determined using the Company’s stock price on December 20, 2013. The total fair value of $337,500 was changes to operations.
On February 11, 2014, 12,447 shares of the Company’s Common Stock were issued in connection with the cashless exercise of 16,667 warrants to acquire the Company’s Common Stock.
Subsequent Option Grants
On October 14, 2013, the Company granted an aggregate of 132,133 options to purchase the Company’s Common Stock at an exercise price of $5.32 per share for five years to employees, 98,800 of these options vest at 25% each anniversary for the next four years and 33,333 of these options vest immediately.
On October 17, 2013, the Company granted, Dr. James A. Hayward, Chairman, CEO and President and Mr. Ming-Hwa Liang, Chief Technology Officer and Secretary of the Company options to purchase 833,333 and 50,000 shares of the Company’s Common Stock, respectively, at an exercise price of $5.82 per share for five years to employees with vesting at 25% each anniversary for the next four years. Also on October 17, 2013, the Company granted an aggregate of 62,963 options to purchase the Company’s Common Stock at an exercise price of $5.32 per share for five years to nonemployee directors with immediate vesting.
On November 28, 2013, the Company granted 4,167 options to purchase the Company’s Common Stock at an exercise price of $6.96 per share for five years to an employee with vesting at 25% each anniversary for the next four years.
On December 2, 2013, the Company granted 33,333 options to purchase the Company’s Common Stock at an exercise price of $7.02 per share for five years to the Chief Information Officer with vesting at 25% each anniversary for the next four years.
On December 10, 2013, the Company granted an aggregate of 35,433 options to purchase the Company’s Common Stock at an exercise price of $8.16 per share for five years to employees, with immediate vesting.
On February 6, 2014, the Company granted 41,667 options to purchase the Company’s common stock at an exercise price of $9.60 per share for five years to a consultant, with immediate vesting. This resulted in an expense of $271,417 for the three month period ended March 31, 2014.
On August 28, 2014, the Company held its Annual Meeting of Stockholders at which, among other matters, Company stockholders approved an amendment to the Company's Certificate of Incorporation (the "COI") to effect a reverse stock split of the Common Stock at a ratio of between one-for-forty and one-for-sixty with such ratio to be determined at the sole discretion of the Board of Directors of the Company and with such reverse stock split to be effected at such time and date, if at all, as determined by the Board of Directors of the Company in its sole discretion. On October 14, 2014 the Board of Directors of the Company approved the Reverse Split at a ratio of one-for-sixty. The Board of Directors also approved to reduce the authorized Common Stock from 1,350,000,000 to 500,000,000. The par value for the Common Stock will not be affected. The Company filed the amendment to its COI providing for the decrease in the Company’s authorized shares and to effect the one-for-sixty reverse stock split effective as of October 29, 2014. The Company also received approval from FINRA for the one-for-sixty reverse stock split. Any fractional shares resulting from the reverse stock split will be rounded up to the nearest whole share. All references in the accompanying consolidated financial statements and notes thereto have been retroactively restated to reflect this one-for-sixty reverse stock split, including adjustments made to stockholders' equity for common stock and additional paid-in capital.

NOTE L — SUBSEQUENT EVENTS
In accordance with FASB ASC 855, “Subsequent Events,” the Company has evaluated subsequent events through the date of filing.
Securities Purchase Agreement
On November 28, 2012, the Company entered into a securities purchase agreement (“Purchase Agreement”) with Crede CG II, Ltd. (“Crede”). Pursuant to the Purchase Agreement, at the initial closing on November 29, 2012 (“Initial Closing”), Crede purchased 179,211 shares of the Company’s Common Stock at a price of $11.16 per share which was the consolidated closing bid price of the Common Stock on the day prior to the signing of the Purchase Agreement. The Company received gross proceeds of $2,000,000. Pursuant to the Purchase Agreement, Crede agreed to purchase an additional $5,500,000 of the Company’s Series A Convertible Preferred Stock (“Series A Preferred”) at a purchase price of $1,000 per share on the date a registration statement (as described below) is declared effective by the Securities and Exchange Commission (“Second Closing”).
The Series A Preferred is convertible at the option of the holder thereof, in whole or in part, from time to time and at any time, at the lesser of (i) the Fixed Conversion Price and (ii) the Non-Fixed Conversion Price. The Fixed Conversion Price is equal to $11.16, which is the purchase price for the Common Stock at the Initial Closing. The Non-Fixed Conversion Price is equal to the consolidated closing bid price of the Company’s Common Stock for the most recently completed trading day as of the time of conversion. The Series A Preferred will be convertible into Common Stock at the Company’s option, in whole or in part, from time to time during the ten trading day period beginning one trading day following the effectiveness of the registration statement (as described below) through the eleventh trading day following effectiveness of such registration statement, at the Non-Fixed Conversion Price, provided that certain equity conditions are met and the Company is not in breach of certain conditions. The Series A Preferred will be automatically converted into Common Stock on the one year anniversary of the issuance of the Series A Preferred at the then applicable Non-Fixed Conversion Price, provided that certain equity conditions are met and the Company is not in breach of certain conditions. The Series A Preferred contains weighted average anti-dilution protection. The Series A Preferred will not accrue dividends except to the extent dividends are paid on the Common Stock. The Company’s Common Stock will be junior in rank to the Series A Preferred with respect to preferences as to dividends, distributions and payments upon the liquidation, dissolution and winding up of the Company. The Series A Preferred will generally have no voting rights except as required by law.
The Company also issued Crede at the Initial Closing Warrants with a term of five years (though such term may be extended in certain instances) (“Series A Warrants”) allowing it to purchase 179,211 shares of Common Stock at a price of $13.39 per share which is equal to a 20% premium to the consolidated closing bid price of the Common Stock on the day prior to the signing of the Purchase Agreement. At the Initial Closing, the Company also issued Crede a second set of Warrants (“Series B Warrants”) allowing it to purchase 492,831 shares of Common Stock, which is equal to one share of Common Stock for every share of Common Stock which would be issuable to it if it fully converted the Series A Preferred into Common Stock at the Fixed Conversion Price. The exercise price of the Series B Warrants is $13.39 per share, which is equal to a 20% premium to the consolidated closing bid price of the Common Stock on the day prior to the signing of the Purchase Agreement. The Series B Warrants are not exercisable until the earlier of (i) March 16, 2013 and (ii) the Second Closing, and have a term of five years (though such term may be extended in certain instances).
In addition, at the Initial Closing, the Company issued to Crede a third set of Warrants (“Series C Warrants”) which is only exercisable for six months from the earlier of (i) March 16, 2013 and (ii) after the eleventh trading day following the Second Closing. The Series C Warrants will allow Crede to purchase, at a price of $13.39 per share (equal to a 20% premium to the consolidated closing bid price of the Common Stock on the day prior to the signing of the Purchase Agreement), 448,029 shares of Common Stock, which is equal to one-third the sum of (i) the number of shares of Common Stock issued at the Initial Closing, (ii) the number of shares of Common Stock which would be issuable to it if it fully converted the Series A Preferred into Common Stock at the Fixed Conversion Price, (iii) the number of shares of Common Stock subject to the Series A Warrants and (iv) the number of shares of Common Stock subject to the Series B Warrants.
The Series B and Series C Warrants provide the Company with an option to repurchase any remaining unexercised portion of such Warrants for a repurchase price equal to $50,000, if the Second Closing is terminated pursuant to the Purchase Agreement. The Series C Warrants are also subject to the Company’s repurchase at an aggregate repurchase price equal to $50,000 at the close of trading on the tenth trading day immediately following the Second Closing but only if the registration statement (described below) is effective and covers and is available for use for the resale of (i) all shares of Common Stock issued at the First Closing, (ii) all shares of Common Stock issued upon conversion of the Series A Preferred, (iii) all shares of Common Stock which would then be issuable if the full then unconverted portion of the Series A Preferred were then fully converted into Common Stock at the then applicable conversion price, (iv) all shares of Common Stock subject to the Series A Warrants and (v) all shares of Common Stock subject to the Series B Warrants.
Crede may exercise Series A and Series B Warrants by paying in cash or on a cashless basis by exchanging such Warrants for Common Stock using the Black-Scholes value. In the event that the Common Stock trades at a price 25% or more above the exercise price of the Series A and Series B Warrants for a period of 20 consecutive days (with average daily dollar volume of Common Stock on the OTC Bulletin Board at least equal to $300,000), the Company may obligate Crede to exercise such Warrants for cash.
Pursuant to a registration rights agreement between the Company and Crede, the Company agreed to file a registration statement within 30 days of the Initial Closing and to use its best efforts to get such registration statement effective within 90 days. The registration statement will cover the resale of all shares of Common Stock issuable pursuant to the Purchase Agreement, including the shares of Common Stock underlying the Series A Preferred and Series A, B and C Warrants. The Company has also agreed to prepare and file amendments and supplements to the registration statement to the extent necessary to keep the registration statement effective for the period of time required under the Purchase Agreement. In the event the registration statement fails to be declared effective within the 90 day period, the Company will be subject to monthly penalties which will expire six months after the Initial Closing.
The Series A Preferred and the Series A, B and C Warrants each contain a 9.9% “blocker” so that in no event shall the Series A Preferred or any of the Series A, B and C Warrants be convertible or exercisable (including through the cashless exercise exchange provision) into or for Common Stock to the extent that such conversion or exercise would result in Crede having “beneficial ownership” (within the meaning of Section 13(d) of the Securities Exchange Act of 1934, as amended) of more than 9.9% of the Common Stock. Crede would, however, have the right from time to time to convert, exercise or exchange for shares of Common Stock, which over time would aggregate to greater than 9.9% beneficial ownership if all such shares of Common Stock so acquired had been held at one time by Crede.
Crede has the right to participate in other equity or equity-linked financings completed by the Company for a period of 180 days from the later of the Initial Closing or the date the registration statement goes effective.
In addition, the Company has agreed not to issue additional Common Stock or securities convertible into Common Stock at a price below $11.16 per share or the market price of the Common Stock on the date the registration statement is declared effective, for a period of 180 days from the effective date of the registration statement, except for issuances (i) pursuant to acquisitions, joint ventures, license arrangements, leasing arrangements and other similar arrangements, (ii) to employees, consultants, directors and officers approved by the Board or pursuant to a plan approved by the Board, (iii) pursuant to one or more contracts entered into by the Company with third parties which would result in revenues to the Company during a three-month period equal to an annual run rate of $15 Million in revenues and (iv) pursuant to a contract entered into by the Company with a third party which would reasonably be expected to result in more than $3 Million in annual receivables.
Until one year after the Second Closing, the Company is prohibited from entering into any transaction to (i) sell any convertible securities at a conversion rate or other price that is generally based on and/or varies with the trading prices of the Company’s Common Stock at any time after the initial issuance of such convertible securities or (ii) sell securities at a future determined price, including, without limitation, an “equity line of credit” or an “at the market offering.”
Issuance of non-employee director options:
On November 30, 2012, the Company issued an aggregate of 34,989 options to non-employee board of director members (except Mr. Catenacci) under the 2005 Incentive Stock Plan. The options are exercisable at $10.79 per share for five years, vesting one year from the date of issuance.
Empire State Grant:
On December 19, 2012, we were a recipient of an Empire State Development Corporation Consolidated Funding Application Round II Grant in the amount of $229,957 for our “Rapid Growth and Expansion Project.” We plan to use the grant award money to purchase new laboratory equipment which will enhance our DNA formulation menu, particularly in defense and law enforcement applications.
Reverse Stock Split
On August 28, 2014, the Company held its Annual Meeting of Stockholders in which, among other matters, Company stockholders approved an amendment to the Company's Certificate of Incorporation (the "COI") to effect a reverse stock split of the Common Stock at a ratio of between one-for-forty and one-for-sixty with such ratio to be determined at the sole discretion of the Board of Directors of the Company and with such reverse stock split to be effected at such time and date, if at all, as determined by the Board of Directors of the Company in its sole discretion. On October 14, 2014 the Board of Directors of the Company approved the Reverse Split at a ratio of one-for-sixty. The Board of Directors also approved to reduce the authorized Common Stock from 1,350,000,000 to 500,000,000. The par value for the Common Stock will not be affected. The Company filed the amendment to its COI providing for the decrease in the Company’s authorized shares and to effect the one-for-sixty reverse stock split effective as of October 29, 2014. The Company also received approval from FINRA for the one-for-sixty reverse stock split. Any fractional shares resulting from the reverse stock split will be rounded up to the nearest whole share. All references in the accompanying consolidated financial statements and notes thereto have been retroactively restated to reflect this one-for-sixty reverse stock split, including adjustments made to stockholders' equity for common stock and additional paid-in capital.